Note 24 - Non-current allowances and provisions (Tables)	12 Months Ended
Dec. 31, 2024
Note 24 - Non-current allowances and provisions
Disclosure of detailed information about non-current allowances and provisions from liabilities [text block]
	Year ended December 31,
	2024	2023
Values at the beginning of the year	101,453	98,126
Translation differences	(11,718)	4,260
Changes due to business combinations (*)	(900)	1,500
Additional allowance	10,077	1,901
Reclassifications	(9,839)	(164)
Used and other movements	(6,967)	(4,170)
Values at the end of the year	82,106	101,453